OTHER ASSETS (Schedule of other assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Ore stockpiles	$ 20,398	$ 9,715
Value added tax recoverable	3,426	3,386
Income tax recoverable	1,087	1,199
Deferred income tax recoverable	22
Derivatives	129
Other long-term assets	1,368	1,844
Total other assets	$ 26,430	$ 16,144